STOCKHOLDERS EQUITY - Common Stock (Details)	3 Months Ended	9 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 $ / shares Vote shares	Feb. 04, 2021 shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			700,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.001
Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000	60,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	0	28,750,000
Common shares, shares outstanding (in shares)	0	28,750,000
Conversion ratio	1	1
Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000	20,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | $ / shares	1	1
Common shares, shares issued (in shares)	7,187,500	7,187,500
Common shares, shares outstanding (in shares)	7,187,500	7,187,500
Ratio to be applied to the stock in the conversion		20